Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

10. SHARE-BASED COMPENSATION

Share-based compensation such as RSUs, incentive and non-statutory stock options, restricted shares, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under 2021 Omnibus Equity Incentive Plan (“2021 Plan”) and 2021 Second Omnibus Equity Incentive Plan (“2021 Second Plan”). An aggregate of 2,415,293 RSUs were granted under the 2021 Plan and no ordinary shares remain reserved for issuance under the 2021 Plan. There are 5,000,000 ordinary shares reserved for issuance under the Company’s 2021 Second Plan, under which 65,000 RSUs and 355,000 share options have been granted to employees and a consultant as of December 31, 2022.

Restricted Stock Units (“RSUs”)

Pursuant to a Consulting Services Agreement dated February 1, 2021, with Wellington Park, Inc., the Company granted 15,000 RSUs to each of its CEO, Bryan Bullett and the CSO, Sam Tabar, then consultants. All of these RSUs were subject to a 24-month service vesting schedule, and vested 1/24 for each month.

Pursuant to Employment Agreements dated March 31, 2021, the Company granted 120,768 RSUs to Bryan Bullett, the Chief Executive Officer and Sam Tabar, the Chief Strategy Officer, respectively, as part of the compensation for their services. All of these RSUs were subject to a 24-month service vesting schedule, and vested 1/24 for each month.

On July 29, 2021, the Company granted 1,954,400 RSUs to senior management and consultants for past services, 1,920,000 of which were immediately vested, and the remainder of which are vested per their vesting schedules.

F-22

On October 13, 2021, the Company granted 18,400 RSUs to two consultants, and the RSUs were subject to 6-month and 2-month vesting schedules, respectively.

On October 29, 2021, the Company granted 10,000 and 140,963 RSUs to an independent director and an employee for their past services. All of these RSUs were vested immediately.

On October 30, 2021, the Company granted 20,000 RSUs to an independent director in connection with the Director Agreement executed on October 18, 2021. These RSUs were vested immediately.

On December 30, 2021, the Company granted 11,000 RSUs to two employees as annual bonus. These RSUs were vested  on January 3, 2022.

On April 1, 2022, the Company granted 24,000 RSUs to one consultant and the RSU grant was subject to six-month vesting schedule.

On October 28, 2022, the Company granted 30,000 RSUs to an independent director. These RSUs were vested immediately.

As of December 31, 2022, the Company had 11,308 awarded and unvested RSUs.

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended December 31, 2022 and 2021 is as follows:

	Number of RSUs	Weighted average grant date fair value

Awarded and unvested as of January 1, 2021	-	$-
Granted	2,426,293	$9.18
Vested	(2,247,617)	$8.82
Awarded and unvested as of December 31, 2021	178,676	$13.67
Granted	54,000	$2.26
Vested	(221,368)	$12.43
Awarded and unvested as of December 31, 2022	11,308	$15.02
Expected to vest as of December 31, 2022	11,308	$15.02

As of December 31, 2022, there were $4,873 of unrecognized compensation costs related to all outstanding RSUs. These amounts are expected to be recognized over a weighted average period of 0.12 years.

For the year ended December 31, 2022 and 2021, the Company recognized share-based compensation expense of $1,935,948 and $20,461,318 in connection with the above RSU awards.

Share options

On March 16, 2022, the Company granted 225,000 share options to three employees under 2021 Second Plan. All of these share options are subject to a 24-month service vesting schedule, and vest 1/24 for each month at an exercise price of $3.17 which was determined by reference to the closing price on the grant date.

On April 1, 2022, the Company granted 100,000 share options to one consultant under 2021 Second Plan. All of these share options are subject to a 3-year vesting schedule, and vest 1/12 for each quarter at an exercise price of $3.60.

On July 1, 2022, the Company granted 25,000 share options to one employee under 2021 Second Plan. All of these share options are subject to a 2-year service vesting schedule, and vest 1/8 for each quarter at an exercise price of $1.36 which was determined by reference to the closing price on the grant date.

On July 1, 2022, the Company granted 5,000 share options to one employee under 2021 Second Plan. All of these share options are subject to a 24-month service vesting schedule, and vest 1/24 for each month at an exercise price of $1.36 which was determined by reference to the closing price on the grant date.

The Company recognizes compensation expenses related to those option on a straight-line basis over the vesting periods. For the year ended December 31, 2022, the Company recognized share-based compensation expenses of $326,743. As of December 31, 2022, there were $595,812 of unrecognized  compensation costs related to all outstanding share options.

The following table summarized the share option activities for the years ended December 31, 2022:

	Number of Options	Weighted Average Grant Date Fair value	Weighted Average Remaining Contract Life (in years)

Options outstanding on December 31, 2021	—	—	—
Granted	355,000	$2.67	2.28
Forfeited	(21,875)	$1.13	—
Expired	—	—	—
Exercised	—	—	—
Options outstanding on December 31, 2022	333,125	$2.77	1.51
Vested and exercisable on December 31, 2022	113,750	2.72	1.44
Vested and expected to vest on December 31, 2022	333,125	$2.77	1.51

Other share-based compensation

In April 2022, the Company issued 245,098 ordinary shares to a service provider for marketing service. The marketing service would be provided for a period of 12 months. The Company recognized share-based compensation expenses aggregating $1,000,000, at per share price by reference to the closing price on issuance dates.

In May 2021 and July 2021, the Company issued an 80,232 and 100,000 ordinary shares as payment to two service providers for marketing and promotion services and financial consulting services, respectively. The Company recognized share-based compensation expenses aggregating $1,446,098, at per share price by reference to the closing price on issuance dates.